REVENUE (Tables)	3 Months Ended
Mar. 30, 2019
REVENUE
Schedule of accounts receivable and contract liabilities

The following table provides information about accounts receivable and contract liabilities at the periods indicated (in thousands):

	March 30, 2019	At Adoption - December 30, 2018 (1)
Accounts receivable, net	$62,998	$60,336
Contract liabilities	(4,222)	(9,457)

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We adopted ASC 606 on December 30, 2018. Please see Note 1 for additional information.

Schedule of disaggregate our net sales

The following table disaggregates our net sales by channel, product category, and geography for the periods indicated (in thousands):

	Three Months Ended
	March 30,	March 31,
	2019	2018 (1)
Net Sales by Channel
Wholesale	$93,608	$86,992
Direct-to-consumer	61,745	48,265
Total net sales	$155,353	$135,257

Net Sales by Category
Coolers & Equipment	$59,652	$53,742
Drinkware	90,955	75,786
Other	4,746	5,729
Total net sales	$155,353	$135,257

Net Sales by Geographic Region
United States	$148,668	$133,790
International	6,685	1,467
Total net sales	$155,353	$135,257

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(1)	Prior year information is presented in accordance with accounting guidance in effect during that period and has not been updated for Topic 606.